Segment Information and Information about Geographic Areas (Tables)	9 Months Ended
Sep. 30, 2013
Segment Information and Information about Geographic Areas
Schedule of total revenue by geographic areas

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)
				(unaudited)
United States	$12,551	$28,913	$50,910	$36,467	$58,023
EMEA	640	1,538	3,686	2,505	4,913
Other	841	1,941	3,817	2,594	4,811

Total	$14,032	$32,392	$58,413	$41,566	$67,747

Schedule of long-lived assets by geographic areas

	December 31,
			September 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
United States	$1,199	$5,369	$12,829
EMEA	251	248	239
Other	—	—	4

Total	$1,450	$5,617	$13,072